Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award Stock Options Valuation Assumptions

The assumptions that the Company used to determine the fair value of the stock options granted to employees and directors were as follows, presented on a weighted average basis:

	Year Ended December 31,
	2015	2014	2013
Risk-free interest rates	1.68%	1.93%	0.97%
Expected term (in years)	5.99	6.04	5.93
Expected volatility	56.86%	60.16%	60.45%
Expected dividend yield	—	—	—

Schedule of Share-based Compensation Stock Options Activity

The following table summarizes the Company’s stock option activity since December 31, 2014:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(Years)
Outstanding at December 31, 2014	972,600	$2.76	7.90	$250
Granted	233,152	13.18
Exercised	(41,601)	1.80
Forfeited	(184,817)	2.29

Outstanding at December 31, 2015	979,334	$5.38	7.86	$9,141

Vested and expected to vest at December 31, 2015	896,084	$5.65	8.10	$8,115

Options exercisable at December 31, 2015	391,145	$3.01	7.03	$4,576

Summary of Stock-Based Compensation Expense

Stock-based compensation expense was classified in the statements of operations and comprehensive loss as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Research and development	$148	$(452)	$232	$(61)
General and administrative	349	52	573	99

	$497	$(400)	$805	$38

Stock-based compensation expense was classified in the statements of operations and comprehensive loss as follows:

	Year Ended December 31,
	2015	2014	2013
Research and development	$72	$161	$152
General and administrative	400	113	163

	$472	$274	$315